Restatement of Financial Statements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Changes and Error Corrections [Abstract]
Schedule of Error Corrections and Prior Period Adjustments

QUANTERIX CORPORATION

RESTATED CONSOLIDATED BALANCE SHEET

(amounts in thousands, except per share data)

	As of December 31, 2023
	As Previously		As
	Reported	Adjustments	Restated
ASSETS
Current assets:
Cash and cash equivalents	$174,422	$—	$174,422
Marketable securities	146,902	—	146,902
Accounts receivable, net of allowance for expected credit losses	25,414	—	25,414
Inventory	22,365	3,758	26,123
Prepaid expenses and other current assets	9,291	(57)	9,234
Total current assets	378,394	3,701	382,095
Restricted cash	2,604	—	2,604
Property and equipment, net	17,926	—	17,926
Intangible assets, net	6,034	—	6,034
Operating lease right-of-use assets	18,251	—	18,251
Other non-current assets	1,802	(145)	1,657
Total assets	$425,011	$3,556	$428,567
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$5,048	$—	$5,048
Accrued compensation and benefits	13,659	511	14,170
Accrued expenses and other current liabilities	6,041	14	6,055
Deferred revenue	9,468	—	9,468
Operating lease liabilities	4,241	—	4,241
Total current liabilities	38,457	525	38,982
Deferred revenue, net of current portion	1,227	—	1,227
Operating lease liabilities, net of current portion	37,223	—	37,223
Other non-current liabilities	1,177	—	1,177
Total liabilities	78,084	525	78,609
Commitments and contingencies
Stockholders’ equity:
Common stock, $0.001 par value per share; Authorized: 120,000 shares; Issued and outstanding: 38,014 shares at December 31, 2023	38	—	38
Additional paid-in capital	783,142	—	783,142
Accumulated other comprehensive loss	(1,757)	85	(1,672)
Accumulated deficit	(434,496)	2,946	(431,550)
Total stockholders’ equity	346,927	3,031	349,958
Total liabilities and stockholders’ equity	$425,011	$3,556	$428,567

QUANTERIX CORPORATION

RESTATED CONSOLIDATED STATEMENT OF OPERATIONS

(amounts in thousands, except per share data)

	Three Months Ended September 30, 2023			Nine Months Ended September 30, 2023
	As Previously		As	As Previously		As
	Reported	Adjustments	Restated	Reported	Adjustments	Restated
Revenues:
Product revenue	$19,660	$280	$19,940	$58,639	$210	$58,849
Service revenue	10,938	(55)	10,883	30,069	(210)	29,859
Collaboration and license revenue	237	—	237	1,234	—	1,234
Grant revenue	499	—	499	877	—	877
Total revenues	31,334	225	31,559	90,819	—	90,819
Costs of goods sold and services:
Cost of product revenue	8,342	(1,133)	7,209	22,611	(822)	21,789
Cost of service and other revenue	5,209	(268)	4,941	14,361	(149)	14,212
Total costs of goods sold and services	13,551	(1,401)	12,150	36,972	(971)	36,001
Gross profit	17,783	1,626	19,409	53,847	971	54,818
Operating expenses:
Research and development	7,200	539	7,739	17,866	988	18,854
Selling, general, and administrative	23,595	(45)	23,550	66,036	(394)	65,642
Other lease costs	758	170	928	2,696	—	2,696
Total operating expenses	31,553	664	32,217	86,598	594	87,192
Loss from operations	(13,770)	962	(12,808)	(32,751)	377	(32,374)
Interest income	4,185	—	4,185	11,520	—	11,520
Other income	2,030	80	2,110	1,884	7	1,891
Loss before income taxes	(7,555)	1,042	(6,513)	(19,347)	384	(18,963)
Income tax expense	(203)	—	(203)	(578)	—	(578)
Net loss	$(7,758)	$1,042	$(6,716)	$(19,925)	$384	$(19,541)

Net loss per common share, basic and diluted	$(0.21)	$0.03	$(0.18)	$(0.53)	$0.01	$(0.52)

Weighted-average common shares outstanding, basic and diluted	37,657	—	37,657	37,494	—	37,494

QUANTERIX CORPORATION

RESTATED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS

(amounts in thousands)

	Three Months Ended September 30, 2023			Nine Months Ended September 30, 2023
	As Previously		As	As Previously
	Reported	Adjustments	Restated	Reported	Adjustments	As Restated
Net loss	$(7,758)	$1,042	$(6,716)	$(19,925)	$384	$(19,541)
Other comprehensive loss, net of tax:
Unrealized losses on marketable securities	(241)	—	(241)	(241)	—	(241)
Foreign currency translation adjustment	(148)	—	(148)	(350)	—	(350)
Total other comprehensive loss	(389)	—	(389)	(591)	—	(591)
Comprehensive loss	$(8,147)	$1,042	$(7,105)	$(20,516)	$384	$(20,132)

QUANTERIX CORPORATION

RESTATED CONSOLIDATED STATEMENTS OF STOCKHOLDERS’ EQUITY

(amounts in thousands)

	Three Months Ended September 30, 2023
				Accumulated other		Total
	Common Stock		Additional	comprehensive income	Accumulated	stockholders’
As Previously Reported	Shares	Amount	paid-in capital	(loss)	deficit	equity
Balance at June 30, 2023	37,566	$37	$772,473	$(2,825)	$(414,329)	$355,356
Issuance of common stock under stock plans, including tax effects	273	1	1,799	—	—	1,800
Stock-based compensation expense	—	—	4,343	—	—	4,343
Unrealized loss on marketable securities, net of tax	—	—	—	(241)	—	(241)
Foreign currency translation	—	—	—	(148)	—	(148)
Net loss	—	—	—	—	(7,758)	(7,758)
Balance at September 30, 2023	37,839	$38	$778,615	$(3,214)	$(422,087)	$353,352
Adjustments
Balance at June 30, 2023	—	$—	$(1)	$85	$(1,692)	$(1,608)
Issuance of common stock under stock plans, including tax effects	—	—	—	—	—	—
Stock-based compensation expense	—	—	1	—	—	1
Unrealized loss on marketable securities, net of tax	—	—	—	—	—	—
Foreign currency translation	—	—	—	—	—	—
Net loss	—	—	—	—	1,042	1,042
Balance at September 30, 2023	—	$—	$—	$85	$(650)	$(565)
As Restated
Balance at June 30, 2023	37,566	$37	$772,472	$(2,740)	$(416,021)	$353,748
Issuance of common stock under stock plans, including tax effects	273	1	1,799	—	—	1,800
Stock-based compensation expense	—	—	4,344	—	—	4,344
Unrealized loss on marketable securities, net of tax	—	—	—	(241)	—	(241)
Foreign currency translation	—	—	—	(148)	—	(148)
Net loss	—	—	—	—	(6,716)	(6,716)
Balance at September 30, 2023	37,839	$38	$778,615	$(3,129)	$(422,737)	$352,787

	Nine Months Ended September 30, 2023
				Accumulated other		Total
	Common Stock		Additional	comprehensive income	Accumulated	stockholders’
As Previously Reported	Shares	Amount	paid-in capital	(loss)	deficit	equity
Balance at December 31, 2022	37,280	$37	$763,688	$(2,623)	$(402,162)	$358,940
Issuance of common stock under stock plans, including tax effects	559	1	2,489	—	—	2,490
Stock-based compensation expense	—	—	12,438	—	—	12,438
Unrealized loss on marketable securities, net of tax	—	—	—	(241)	—	(241)
Foreign currency translation	—	—	—	(350)	—	(350)
Net loss	—	—	—	—	(19,925)	(19,925)
Balance at September 30, 2023	37,839	$38	$778,615	$(3,214)	$(422,087)	$353,352
Adjustments
Balance at December 31, 2022	—	$—	$(59)	$85	$(1,034)	$(1,008)
Issuance of common stock under stock plans, including tax effects	—	—	—	—	—	—
Stock-based compensation expense	—	—	59	—	—	59
Unrealized loss on marketable securities, net of tax	—	—	—	—	—	—
Foreign currency translation	—	—	—	—	—	—
Net loss	—	—	—	—	384	384
Balance at September 30, 2023	—	$—	$—	$85	$(650)	$(565)
As Restated
Balance at December 31, 2022	37,280	$37	$763,629	$(2,538)	$(403,196)	$357,932
Issuance of common stock under stock plans, including tax effects	559	1	2,489	—	—	2,490
Stock-based compensation expense	—	—	12,497	—	—	12,497
Unrealized loss on marketable securities, net of tax	—	—	—	(241)	—	(241)
Foreign currency translation	—	—	—	(350)	—	(350)
Net loss	—	—	—	—	(19,541)	(19,541)
Balance at September 30, 2023	37,839	$38	$778,615	$(3,129)	$(422,737)	$352,787

QUANTERIX CORPORATION

RESTATED CONSOLIDATED STATEMENTS OF CASH FLOWS

(amounts in thousands)

	Nine Months Ended September 30, 2023
	As Previously
	Reported	Adjustments	As Restated
Cash flows from operating activities:
Net loss	$(19,925)	$384	$(19,541)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	$4,788	55	4,843
Credit losses on accounts receivable	311	—	311
Accretion of marketable securities	(1,490)	—	(1,490)
Operating lease right-of-use asset amortization	1,518	—	1,518
Stock-based compensation expense	12,438	59	12,497
Impairment	—	130	130
Other operating activity	647	—	647
Changes in assets and liabilities:
Accounts receivable	(5,615)	—	(5,615)
Inventory	(2,966)	(734)	(3,700)
Prepaid expenses and other current assets	(2,829)	—	(2,829)
Other non-current assets	(716)	14	(702)
Accounts payable	948	—	948
Accrued compensation and benefits, accrued expenses, and other current liabilities	876	353	1,229
Deferred revenue	894	—	894
Operating lease liabilities	(1,690)	—	(1,690)
Other non-current liabilities	(107)	—	(107)
Net cash used in operating activities	(12,918)	261	(12,657)
Cash flows from investing activities:
Purchases of marketable securities	(125,200)	—	(125,200)
Purchases of property and equipment	(1,572)	(306)	(1,878)
Net cash used in investing activities	(126,772)	(306)	(127,078)
Cash flows from financing activities:
Proceeds from common stock issued under stock plans	2,632	—	2,632
Payments for employee taxes withheld on stock-based compensation awards	(142)	—	(142)
Net cash provided by financing activities	2,490	—	2,490
Net decrease in cash, cash equivalents, and restricted cash	(137,200)	(45)	(137,245)
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	(229)	—	(229)
Cash, cash equivalents, and restricted cash at beginning of period	341,337	—	341,337
Cash, cash equivalents, and restricted cash at end of period	$203,908	$(45)	$203,863

Supplemental disclosure of cash flow information:
Cash paid for taxes	$719	$—	$719
Shares received as consideration under product sales agreement	$775	$—	$775

QUANTERIX CORPORATION

RESTATED CONSOLIDATED BALANCE SHEETS

(amounts in thousands, except per share data)

	As of December 31, 2023
	As Previously
	Reported	Adjustments	As Restated
ASSETS
Current assets:
Cash and cash equivalents	$174,422	$—	$174,422
Marketable securities	146,902	—	146,902
Accounts receivable, net of allowance for expected credit losses	25,414	—	25,414
Inventory	22,365	3,758	26,123
Prepaid expenses and other current assets	9,291	(57)	9,234
Total current assets	378,394	3,701	382,095
Restricted cash	2,604	—	2,604
Property and equipment, net	17,926	—	17,926
Intangible assets, net	6,034	—	6,034
Operating lease right-of-use assets	18,251	—	18,251
Other non-current assets	1,802	(145)	1,657
Total assets	$425,011	$3,556	$428,567
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$5,048	$—	$5,048
Accrued compensation and benefits	13,659	511	14,170
Accrued expenses and other current liabilities	6,041	14	6,055
Deferred revenue	9,468	—	9,468
Operating lease liabilities	4,241	—	4,241
Total current liabilities	38,457	525	38,982
Deferred revenue, net of current portion	1,227	—	1,227
Operating lease liabilities, net of current portion	37,223	—	37,223
Other non-current liabilities	1,177	—	1,177
Total liabilities	78,084	525	78,609
Commitments and contingencies (Note 16)
Stockholders’ equity:
Common stock, $0.001 par value per share:
Authorized: 120,000 shares; Issued and outstanding: 38,014 shares at December 31, 2023	38	—	38
Additional paid-in capital	783,142	—	783,142
Accumulated other comprehensive loss	(1,757)	85	(1,672)
Accumulated deficit	(434,496)	2,946	(431,550)
Total stockholders’ equity	346,927	3,031	349,958
Total liabilities and stockholders’ equity	$425,011	$3,556	$428,567

	As of December 31, 2022
	As Previously
	Reported	Adjustments	As Restated
ASSETS
Current assets:
Cash and cash equivalents	$338,740	$—	$338,740
Accounts receivable, net of allowance for expected credit losses	19,017	—	19,017
Inventory	16,786	178	16,964
Prepaid expenses and other current assets	6,860	(57)	6,803
Total current assets	381,403	121	381,524
Restricted cash	2,597	—	2,597
Property and equipment, net	20,162	(351)	19,811
Intangible assets, net	7,516	—	7,516
Operating lease right-of-use assets	21,223	—	21,223
Other non-current assets	1,298	(387)	911
Total assets	$434,199	$(617)	$433,582
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$3,836	$—	$3,836
Accrued compensation and benefits	10,658	377	11,035
Accrued expenses and other current liabilities	5,133	14	5,147
Deferred revenue	8,644	—	8,644
Operating lease liabilities	2,687	—	2,687
Total current liabilities	30,958	391	31,349
Deferred revenue, net of current portion	1,415	—	1,415
Operating lease liabilities, net of current portion	41,417	—	41,417
Other non-current liabilities	1,469	—	1,469
Total liabilities	75,259	391	75,650
Commitments and contingencies (Note 16)
Stockholders’ equity:
Common stock, $0.001 par value per share:
Authorized: 120,000 shares; Issued and outstanding: 37,280 shares at December 31, 2022	37	—	37
Additional paid-in capital	763,688	(59)	763,629
Accumulated other comprehensive loss	(2,623)	85	(2,538)
Accumulated deficit	(402,162)	(1,034)	(403,196)
Total stockholders’ equity	358,940	(1,008)	357,932
Total liabilities and stockholders’ equity	$434,199	$(617)	$433,582

QUANTERIX CORPORATION

RESTATED CONSOLIDATED STATEMENTS OF OPERATIONS

(amounts in thousands, except per share data)

	Year Ended December 31, 2023
	As Previously
	Reported	Adjustments	As Restated
Revenues:
Product revenue	$79,460	$210	$79,670
Service and other revenue	40,299	(210)	40,089
Collaboration and license revenue	1,380	—	1,380
Grant revenue	1,229	—	1,229
Total revenues	122,368	—	122,368
Costs of goods sold and services:
Cost of product revenue	32,636	(3,533)	29,103
Cost of service and other revenue	19,086	(45)	19,041
Total costs of goods sold and services	51,722	(3,578)	48,144
Gross profit	70,646	3,578	74,224
Operating expenses:
Research and development	24,857	1,207	26,064
Selling, general and administrative	90,241	(1,130)	89,111
Other lease costs	3,712	—	3,712
Impairment and restructuring	1,537	(209)	1,328
Total operating expenses	120,347	(132)	120,215
Loss from operations	(49,701)	3,710	(45,991)
Interest income	15,839	—	15,839
Other income	2,247	270	2,517
Loss before income taxes	(31,615)	3,980	(27,635)
Income tax expense	(719)	—	(719)
Net loss	$(32,334)	$3,980	$(28,354)

Net loss per common share, basic and diluted	$(0.86)	$0.11	$(0.75)

Weighted-average common shares outstanding, basic and diluted	37,594	—	37,594

	Year Ended December 31, 2022
	As Previously
	Reported	Adjustments	As Restated
Revenues:
Product revenue	$69,808	$—	$69,808
Service and other revenue	34,495	—	34,495
Collaboration and license revenue	649	—	649
Grant revenue	570	—	570
Total revenues	105,522	—	105,522
Costs of goods sold and services:
Cost of product revenue	40,809	2,032	42,841
Cost of service and other revenue	17,907	(589)	17,318
Total costs of goods sold and services	58,716	1,443	60,159
Gross profit	46,806	(1,443)	45,363
Operating expenses:
Research and development	25,890	919	26,809
Selling, general and administrative	91,995	(144)	91,851
Other lease costs	1,278	133	1,411
Impairment and restructuring	29,347	209	29,556
Total operating expenses	148,510	1,117	149,627
Loss from operations	(101,704)	(2,560)	(104,264)
Interest income	5,131	—	5,131
Other expense	(62)	(215)	(277)
Loss before income taxes	(96,635)	(2,775)	(99,410)
Income tax expense	(65)	(99)	(164)
Net loss	$(96,700)	$(2,874)	$(99,574)

Net loss per common share, basic and diluted	$(2.61)	$(0.08)	$(2.69)

Weighted-average common shares outstanding, basic and diluted	36,991	—	36,991

	Year Ended December 31, 2021
	As Previously
	Reported	Adjustments	As Restated
Revenues:
Product revenue	$81,062	$—	$81,062
Service and other revenue	23,629	—	23,629
Collaboration and license revenue	648	—	648
Grant revenue	5,217	—	5,217
Total revenues	110,556	—	110,556
Costs of goods sold and services:
Cost of product revenue	34,149	(2,035)	32,114
Cost of service and other revenue	14,679	(1,009)	13,670
Total costs of goods sold and services	48,828	(3,044)	45,784
Gross profit	61,728	3,044	64,772
Operating expenses:
Research and development	27,978	405	28,383
Selling, general and administrative	92,336	574	92,910
Total operating expenses	120,314	979	121,293
Loss from operations	(58,586)	2,065	(56,521)
Interest expense	(403)	—	(403)
Other income	1,265	75	1,340
Loss before income taxes	(57,724)	2,140	(55,584)
Income tax benefit	36	—	36
Net loss	$(57,688)	$2,140	$(55,548)

Net loss per common share, basic and diluted	$(1.60)	$0.06	$(1.54)

Weighted-average common shares outstanding, basic and diluted	35,997	—	35,997

RESTATED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS

(amounts in thousands)

	Year Ended December 31, 2023
	As Previously
	Reported	Adjustments	As Restated
Net loss	$(32,334)	$3,980	$(28,354)
Other comprehensive income (loss), net of tax:
Unrealized gains on marketable securities	325	—	325
Foreign currency translation adjustment	541	—	541
Total other comprehensive income	866	—	866
Comprehensive loss	$(31,468)	$3,980	$(27,488)

	Year Ended December 31, 2022
	As Previously
	Reported	Adjustments	As Restated
Net loss	$(96,700)	$(2,874)	$(99,574)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment	(3,064)	85	(2,979)
Total other comprehensive income (loss)	(3,064)	85	(2,979)
Comprehensive loss	$(99,764)	$(2,789)	$(102,553)

	Year Ended December 31, 2021
	As Previously
	Reported	Adjustments	As Restated
Net loss	$(57,688)	$2,140	$(55,548)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment	(1,993)	—	(1,993)
Total other comprehensive loss	(1,993)	—	(1,993)
Comprehensive loss	$(59,681)	$2,140	$(57,541)

QUANTERIX CORPORATION

RESTATED CONSOLIDATED STATEMENTS OF STOCKHOLDERS’ EQUITY

(amounts in thousands)

	Year Ended December 31, 2023
				Accumulated other		Total
	Common Stock		Additional	comprehensive income	Accumulated	stockholders’
	Shares	Amount	paid-in capital	(loss)	deficit	equity
As Previously Reported
Balance at December 31, 2022	37,280	$37	$763,688	$(2,623)	$(402,162)	$358,940
Issuance of common stock under stock plans, including tax effects	734	1	2,690	—	—	2,691
Stock-based compensation expense	—	—	16,764	—	—	16,764
Unrealized gains on marketable securities, net of tax	—	—	—	325	—	325
Foreign currency translation adjustment	—	—	—	541	—	541
Net loss	—	—	—	—	(32,334)	(32,334)
Balance at December 31, 2023	38,014	$38	$783,142	$(1,757)	$(434,496)	$346,927
Adjustments
Balance at December 31, 2022	—	$—	$(59)	$85	$(1,034)	$(1,008)
Issuance of common stock under stock plans, including tax effects	—	—	—	—	—	—
Stock-based compensation expense	—	—	59	—	—	59
Unrealized gains on marketable securities, net of tax	—	—	—	—	—	—
Foreign currency translation adjustment	—	—	—	—	—	—
Net loss	—	—	—	—	3,980	3,980
Balance at December 31, 2023	—	$—	$—	$85	$2,946	$3,031
As Restated
Balance at December 31, 2022	37,280	$37	$763,629	$(2,538)	$(403,196)	$357,932
Issuance of common stock under stock plans, including tax effects	734	1	2,690	—	—	2,691
Stock-based compensation expense	—	—	16,823	—	—	16,823
Unrealized gains on marketable securities, net of tax	—	—	—	325	—	325
Foreign currency translation adjustment	—	—	—	541	—	541
Net loss	—	—	—	—	(28,354)	(28,354)
Balance at December 31, 2023	38,014	$38	$783,142	$(1,672)	$(431,550)	$349,958

	Year Ended December 31, 2022
				Accumulated other		Total
	Common Stock		Additional	comprehensive income	Accumulated	stockholders’
	Shares	Amount	paid-in capital	(loss)	deficit	equity
As Previously Reported
Balance at December 31, 2021	36,768	$37	$745,936	$441	$(305,462)	$440,952
Issuance of common stock under stock plans, including tax effects	512	—	2,310	—	—	2,310
Stock-based compensation expense	—	—	15,442	—	—	15,442
Foreign currency translation adjustment	—	—	—	(3,064)	—	(3,064)
Net loss	—	—	—	—	(96,700)	(96,700)
Balance at December 31, 2022	37,280	$37	$763,688	$(2,623)	$(402,162)	$358,940
Adjustments
Balance at December 31, 2021	—	$—	$—	$—	$1,840	$1,840
Issuance of common stock under stock plans, including tax effects	—	—	—	—	—	—
Stock-based compensation expense	—	—	(59)	—	—	(59)
Foreign currency translation adjustment	—	—	—	85	—	85
Net loss	—	—	—	—	(2,874)	(2,874)
Balance at December 31, 2022	—	$—	$(59)	$85	$(1,034)	$(1,008)
As Restated
Balance at December 31, 2021	36,768	$37	$745,936	$441	$(303,622)	$442,792
Issuance of common stock under stock plans, including tax effects	512	—	2,310	—	—	2,310
Stock-based compensation expense	—	—	15,383	—	—	15,383
Foreign currency translation adjustment	—	—	—	(2,979)	—	(2,979)
Net loss	—	—	—	—	(99,574)	(99,574)
Balance at December 31, 2022	37,280	$37	$763,629	$(2,538)	$(403,196)	$357,932

	Year Ended December 31, 2021
				Accumulated other		Total
	Common Stock		Additional	comprehensive income	Accumulated	stockholders’
	Shares	Amount	paid-in capital	(loss)	deficit	equity
As Previously Reported
Balance at December 31, 2020	31,797	$32	$451,433	$2,434	$(247,774)	$206,125
Issuance of common stock under stock plans, including tax effects	864	1	8,814	—	—	8,815
Sale of common stock in underwritten public offering, net	4,107	4	269,714	—	—	269,718
Stock-based compensation expense	—	—	15,975	—	—	15,975
Foreign currency translation adjustment	—	—	—	(1,993)	—	(1,993)
Net loss	—	—	—	—	(57,688)	(57,688)
Balance at December 31, 2021	36,768	$37	$745,936	$441	$(305,462)	$440,952
Adjustments
Balance at December 31, 2020	—	$—	$—	$—	$(300)	$(300)
Issuance of common stock under stock plans, including tax effects	—	—	—	—	—	—
Sale of common stock in underwritten public offering, net	—	—	—	—	—	—
Stock-based compensation expense	—	—	—	—	—	—
Foreign currency translation adjustment	—	—	—	—	—	—
Net loss	—	—	—	—	2,140	2,140
Balance at December 31, 2021	—	$—	$—	$—	$1,840	$1,840
As Restated
Balance at December 31, 2020	31,797	$32	$451,433	$2,434	$(248,074)	$205,825
Issuance of common stock under stock plans, including tax effects	864	1	8,814	—	—	8,815
Sale of common stock in underwritten public offering, net	4,107	4	269,714	—	—	269,718
Stock-based compensation expense	—	—	15,975	—	—	15,975
Foreign currency translation adjustment	—	—	—	(1,993)	—	(1,993)
Net loss	—	—	—	—	(55,548)	(55,548)
Balance at December 31, 2021	36,768	$37	$745,936	$441	$(303,622)	$442,792

QUANTERIX CORPORATION

RESTATED CONSOLIDATED STATEMENTS OF CASH FLOWS

(amounts in thousands)

	Year Ended December 31, 2023
	As Previously		As
	Reported	Adjustments	Restated
Cash flows from operating activities:
Net loss	$(32,334)	$3,980	$(28,354)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	6,364	(89)	6,275
Credit losses on accounts receivable	336	—	336
Accretion of marketable securities	(1,964)	—	(1,964)
Operating lease right-of-use asset amortization	2,015	—	2,015
Stock-based compensation expense	16,764	59	16,823
Impairment	1,570	(209)	1,361
Other operating activity	150	(300)	(150)
Changes in assets and liabilities:
Accounts receivable	(6,695)	—	(6,695)
Inventory	(5,364)	(3,580)	(8,944)
Prepaid expenses and other current assets	(2,371)	—	(2,371)
Other non-current assets	(775)	58	(717)
Accounts payable	1,189	—	1,189
Accrued compensation and benefits, accrued expenses, and other current liabilities	4,276	134	4,410
Deferred revenue	635	—	635
Operating lease liabilities	(2,645)	—	(2,645)
Other non-current liabilities	(53)	—	(53)
Net cash used in operating activities	(18,902)	53	(18,849)
Cash flows from investing activities:
Purchases of marketable debt securities	(175,613)	—	(175,613)
Proceeds from marketable debt securities	31,000	—	31,000
Purchases of property and equipment	(3,788)	(53)	(3,841)
Net cash used in investing activities	(148,401)	(53)	(148,454)
Cash flows from financing activities:
Proceeds from common stock issued under stock plans	2,889	—	2,889
Payments for employee taxes withheld on stock-based compensation awards	(198)	—	(198)
Net cash provided by financing activities	2,691	—	2,691
Net increase (decrease) in cash, cash equivalents, and restricted cash	(164,612)	—	(164,612)
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	301	—	301
Cash, cash equivalents, and restricted cash at beginning of period	341,337	—	341,337
Cash, cash equivalents, and restricted cash at end of period	$177,026	$—	$177,026

Supplemental disclosure of cash flow information:
Cash paid for taxes	$808	$—	$808
Purchases of property and equipment in accounts payable and accruals	$419	$—	$419
Shares received as consideration under product sales agreement (Note 4, 7)	$775	$—	$775

	Year Ended December 31, 2022
	As Previously		As
	Reported	Adjustments	Restated
Cash flows from operating activities:
Net loss	$(96,700)	$(2,874)	$(99,574)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	5,349	60	5,409
Credit losses on accounts receivable	(301)	—	(301)
Operating lease right-of-use asset amortization	715	—	715
Stock-based compensation expense	15,442	(59)	15,383
Impairment	25,592	209	25,801
Other operating activity	(439)	99	(340)
Changes in assets and liabilities:
Accounts receivable	5,156	—	5,156
Inventory	5,386	1,857	7,243
Prepaid expenses and other current assets	(568)	(170)	(738)
Other non-current assets	(909)	87	(822)
Accounts payable	(5,362)	75	(5,287)
Accrued compensation and benefits, accrued expenses, and other current liabilities	(3,976)	377	(3,599)
Deferred revenue	2,599	—	2,599
Operating lease liabilities	(266)	—	(266)
Other non-current liabilities	10	—	10
Net cash used in operating activities	(48,272)	(339)	(48,611)
Cash flows from investing activities:
Purchases of property and equipment	(11,726)	112	(11,614)
Proceeds from RADx grant on assets purchased	520	—	520
Net cash used in investing activities	(11,206)	112	(11,094)
Cash flows from financing activities:
Proceeds from common stock issued under stock plans	2,311	—	2,311
Net cash provided by financing activities	2,311	—	2,311
Net increase (decrease) in cash, cash equivalents, and restricted cash	(57,167)	(227)	(57,394)
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	(538)	—	(538)
Cash, cash equivalents, and restricted cash at beginning of period	399,042	227	399,269
Cash, cash equivalents, and restricted cash at end of period	$341,337	$—	$341,337

Supplemental disclosure of cash flow information:
Cash paid for taxes	$684	$—	$684
Purchases of property and equipment in accounts payable and accruals	$152	$—	$152
Operating lease right-of-use assets obtained in exchange for lease liabilities	$22,494	$—	$22,494

	Year Ended December 31, 2021
	As Previously		As
	Reported	Adjustments	Restated
Cash flows from operating activities:
Net loss	$(57,688)	$2,140	$(55,548)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	4,851	29	4,880
Credit losses on accounts receivable	213	—	213
Operating lease right-of-use asset amortization	499	—	499
Stock-based compensation expense	15,975	—	15,975
Other operating activity	692	—	692
Changes in assets and liabilities:
Accounts receivable	(6,853)	—	(6,853)
Inventory	(8,090)	(2,035)	(10,125)
Prepaid expenses and other current assets	(393)	227	(166)
Other non-current assets	(2)	—	(2)
Accounts payable	2,414	(75)	2,339
Accrued compensation and benefits, accrued expenses, and other current liabilities	606	—	606
Deferred revenue	1,462	—	1,462
Operating lease liabilities	(1,230)	—	(1,230)
Other non-current liabilities	(363)	—	(363)
Net cash used in operating activities	(47,907)	286	(47,621)
Cash flows from investing activities:
Purchases of marketable debt securities	—	—	—
Proceeds from marketable debt securities	—	—	—
Purchases of property and equipment	(13,616)	(59)	(13,675)
Proceeds from RADx grant on assets purchased	7,278	—	7,278
Net cash used in investing activities	(6,338)	(59)	(6,397)
Cash flows from financing activities:
Proceeds from common stock issued under stock plans	8,815	—	8,815
Sale of common stock in underwritten public offering, net	269,718	—	269,718
Payments on notes payable	(7,738)	—	(7,738)
Net cash provided by financing activities	270,795	—	270,795
Net increase (decrease) in cash, cash equivalents, and restricted cash	216,550	227	216,777
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	(92)	—	(92)
Cash, cash equivalents, and restricted cash at beginning of period	182,584	—	182,584
Cash, cash equivalents, and restricted cash at end of period	$399,042	$227	$399,269

Supplemental disclosure of cash flow information:
Cash paid for interest	$389	$—	$389
Purchases of property and equipment in accounts payable and accruals	$229	$—	$229